ppenheimer Capital Income Fund

Oppenheimer Discovery Fund

Oppenheimer Discovery Mid Cap Growth Fund

Oppenheimer Dividend Opportunity Fund

Oppenheimer Emerging Markets Innovators Fund

Oppenheimer Emerging Markets Local Debt Fund

Oppenheimer Equity Income Fund

Oppenheimer Fundamental Alternatives Fund

Oppenheimer Global Fund

Oppenheimer Global High Yield Fund

Oppenheimer Global Multi-Alternatives Fund

Oppenheimer Global Multi-Asset Growth Fund

Oppenheimer Global Multi-Asset Income Fund

Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Opportunities Fund

Oppenheimer Global Real Estate Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Global Value Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer Government Cash Reserves

Oppenheimer Government Money Market Fund

Oppenheimer International Bond Fund

Oppenheimer International Diversified Fund

Oppenheimer International Equity Fund

Oppenheimer International Growth and Income Fund

Oppenheimer International Growth Fund

Oppenheimer Limited-Term Bond Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Macquarie Global Infrastructure Fund

Oppenheimer Main Street All Cap Fund®

Oppenheimer Main Street Mid Cap Fund®

Oppenheimer Main Street Small Cap Fund®

Oppenheimer Mid Cap Value Fund

Oppenheimer Portfolio Series: Active Allocation Fund

Oppenheimer Portfolio Series: Conservative Investor
Fund

Oppenheimer Portfolio Series: Equity Investor Fund

Oppenheimer Portfolio Series: Moderate Investor Fund

Oppenheimer Rising Dividends Fund

Oppenheimer Real Estate Fund

Oppenheimer Rochester® AMT-Free Municipal Fund

Oppenheimer Rochester® AMT-Free New York Municipal Fund

Oppenheimer Rochester® Arizona Municipal Fund

Oppenheimer Rochester® California Municipal Fund

Oppenheimer Rochester® Fund Municipals

Oppenheimer Rochester® High Yield Municipal Fund

Oppenheimer Rochester® Intermediate Term Municipal Fund

Oppenheimer Rochester® Limited Term California Municipal Fund

Oppenheimer Rochester® Limited Term New York Municipal Fund

Oppenheimer Rochester® Maryland Municipal Fund

Oppenheimer Rochester® Massachusetts Municipal Fund

Oppenheimer Rochester® Michigan Municipal Fund

Oppenheimer Rochester® Minnesota Municipal Fund

Oppenheimer Rochester® New Jersey Municipal Fund

Oppenheimer Rochester® North Carolina Municipal Fund

Oppenheimer Rochester® Ohio Municipal Fund

Oppenheimer Rochester® Pennsylvania Municipal Fund

Oppenheimer Rochester® Short Duration High Yield Municipal Fund

Oppenheimer Rochester® Short Term Municipal Fund

Oppenheimer Rochester® Virginia Municipal Fund

Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Plus Fund

Oppenheimer Small Cap Value Fund

Oppenheimer SteelPath MLP Alpha Fund

Oppenheimer SteelPath MLP Alpha Plus Fund

Oppenheimer SteelPath MLP Income Fund

Oppenheimer SteelPath MLP Select 40 Fund

Oppenheimer SteelPath Panoramic Fund

Oppenheimer Total Return Bond Fund

Oppenheimer Value Fund

Supplement dated October 30, 2017 to the

Summary Prospectus

This supplement amends the Summary Prospectus of each of the above-referenced Funds (each, a "Fund"), and is in addition to any other supplements. You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference.

1.	With respect to each fund that offers Class I shares, the last sentence of the first paragraph in the section "Purchase and Sale of Fund Shares" is deleted in its entirety and replaced with the following:

The Class I share minimum initial investment is waived for retirement plan and health savings account service provider platforms (jointly, “service provider platforms”).

2.	For all funds except Oppenheimer Government Cash Reserves and Oppenheimer Government Money Market Fund, the second paragraph in the section titled “Purchase and Sale of Fund Shares” is deleted in its entirety and replaced with the following:

Shares may be purchased and redeemed on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail at the address on the back cover, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677 on any regular business day.

3.	With respect to Oppenheimer Government Cash Reserves and Oppenheimer Government Money Market Fund, the second paragraph in the section titled “Purchase and Sale of Fund Shares” is deleted in its entirety and replaced with the following:

Shares may be purchased and redeemed on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail at the address on the back cover, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677 on any regular business day. Share transactions may be paid by check, by Federal funds wire or directly from or into your bank account. The Fund also offers a checkwriting privilege.

October 30, 2017	PS0000.178